UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08683

TANAKA Funds, Inc.

(Exact name of registrant as specified in charter)

369 Lexington Avenue, 20th Floor

New York, New York 10017

(Address of principal executive offices)

 (Zip code)

Greg Getts

Mutual Shareholder Services

8000 Town Centre Drive, Suite 400

Broadview Heights, Ohio 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-482-6252

Date of fiscal year end: November 30

Date of reporting period: June 30, 2011

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Tanaka Growth Fund

AFLAC

Ticker Symbol:AFL	Cusip Number:001055102
Record Date: 2/23/2011	Meeting Date: 5/2/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To consider the following non-binding advisory proposal: "Resolved, that the shareholders approve the compensation of the Company's named executive officers, as described in the Compensation Discussion and Analysis, executive compensation tables and accompanying narrative disclosure in the Proxy Statement.	For	Issuer	For	With
3	Non-binding, advisory vote on the frequency of future advisory votes on executive compensation.	For	Issuer	For	With
4	Ratification of appointment of KPMG LLP as independent registered public accounting firm of the Company for the year ending December 31, 2011.	For	Issuer	For	With

ALTRIA GROUP

Ticker Symbol:MO	Cusip Number:02209S103
Record Date: 3/28/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the Selection of Independent Registered Public Accounting Firm.	For	Issuer	For	With
3	Advisory vote on the compensation of the Company's named executive officers.	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on the compensation of the Company's named executive officers.	For	Issuer	N/A	N/A
5	Shareholder Proposal - Address Concerns Regarding Tobacco Flavoring	Against	Stockholder	Against	With

AMDOCS

Ticker Symbol:DOX	Cusip Number:G02602103
Record Date: 11/22/2010	Meeting Date: 1/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of consolidated financial statements for fiscal year 2010.	For	Issuer	For	With
3	Ratification and approval of Ernest & Young LLP and authorization of audit committee of board to fix remuneration.	For	Issuer	For	With

ANADARKO PETROLEUM

Ticker Symbol:APC	Cusip Number:032511107
Record Date: 3/22/2011	Meeting Date: 5/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of appointment of KPMG LLP as independent auditor.	For	Issuer	For	With
3	Advisory vote on named executive officer compensation.	For	Issuer	For	With
4	Advisory vote on the frequency of future advisory votes on name executive officer compensation.	For	Issuer	For	With
5	Stockholder Proposal - Gender identity non-discrimination policy	Against	Stockholder	Against	With
6	Stockholder Proposal - Adoption of policy of independent Director Chairman	Against	Stockholder	Against	With
7	Stockholder Proposal - Adoption of policy on accelerated vesting of equity awards	Against	Stockholder	Against	With
8	Stockholder Proposal - Report on political contributions	Against	Stockholder	Against	With

APPLE

Ticker Symbol:AAPL	Cusip Number:037833100
Record Date: 12/27/2010	Meeting Date: 2/23/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the appointment of Ernest & Young LLP as the company's independent registered public accounting firm for fiscal year 2011.	For	Issuer	For	With
3	Advisory vote on executive compensation.	For	Issuer	For	With
4	Advisory vote on the frequency of the advisory vote on executive compensation.	For	Issuer	For	With
5	Shareholder proposal regarding succession planning, if properly presented at the meeting.	Against	Stockholder	Against	With
6	Shareholder proposal regarding majority voting, if properly presented at the meeting.	Against	Stockholder	Against	With

ASML

Ticker Symbol:ASML	Cusip Number:N07059186
Record Date: 2/23/2011	Meeting Date: 4/20/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
10a	Proposal to reappoint Mr. W.T. Siegle as member of the SB effective April 20, 2011.	For	Issuer	For	With
10b	Proposal to reappoint Mr. J.W.B. Westerburgen as a member of the SB effective April 20, 2011.	For	Issuer	For	With
12	Proposal to adjust the remuneration of the Supervisory Board.	For	Issuer	For	With
13a	Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to issue (rights to subscribe for) shares in the capital of the Company, limited to 5% of the issued share capital at the time of the authorization.	For	Issuer	For	With
13b	Proposal to authorized the BoM for a period of 18 months from April 20, 2011, to restrict or exclude the pre-emption rights accruing to shareholders in connection with item 13a.	For	Issuer	For	With
13c	Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to issue (rights to subscribe for) shares in the capital of the Company, for an additional 5% of the issued share capital at the time of the authorization, which 5% can only be used in connection with or on the occasion of mergers and/or acquisitions.	For	Issuer	For	With
13d	Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to restrict or exclude the pre-emption rights accruing to shareholders in connection with item 13c.	For	Issuer	For	With
14	Proposal to authorize the BoM for a period of 18 months from April 20, 2011, to acquire ordinary shares in the Company's share capital.	For	Issuer	For	With
15	Proposal to cancel ordinary shares.	For	Issuer	For	With
16	Proposal to cancel additional ordinary shares.	For	Issuer	For	With
3	Discussion of the Annual Report 2010 and proposal to adopt the financial statements for the financial year ("FY") 2010, as prepared in accordance with Dutch law.	For	Issuer	For	With
4	Proposal to discharge the members of the Board of Management ("BoM") from liability for their responsibilities in the FY 2010.	For	Issuer	For	With
5	Proposal to discharge the members of the Supervisory Board ("SB") from liability for their responsibilities in the FY 2010.	For	Issuer	For	With
7	Proposal to adopt a dividend of EUR 0.40 per ordinary share of EUR 0.09.	For	Issuer	For	With
8	Proposal to amend the Articles of Association of the Company.	For	Issuer	For	With
9	Approval of the number of stock options, respectively stock, available for ASML employees, and authorization of the BoM to issue the stock options or stock.	For	Issuer	For	With

AXIS CAPITAL HOLDINGS LIMITED

Ticker Symbol:AXS	Cusip Number:G0692U109
Record Date: 3/7/2011	Meeting Date: 5/5/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve, by non-binding vote, the compensation of our named executive officers.	For	Issuer	For	With
3	To recommend, by non-binding vote, the frequency of shareholder votes on named executive officer compensation.	For	Issuer	For	With
4	To appoint Deloitte & Touche LTD. to act as the independent registered public accounting firm of Axis Capital Holdings Limited for the fiscal year ending December 31, 2011 and to authorize the Board, acting through the audit committee, to set the fees for the independent registered public accounting firm.	For	Issuer	For	With

BIO-REFERENCE LABORATORIES

Ticker Symbol:BRLI	Cusip Number:09057G602
Record Date: 6/7/2010	Meeting Date: 7/22/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	In their discretion, on all other matters as shall properly come before the meeting.	For	Issuer	For	With

BIOVAIL

Ticker Symbol:BVF	Cusip Number:09067J109
Record Date: 8/18/2010	Meeting Date: 9/27/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The resolution to authorize Biovail Corporation ("Biovail") to issue such number of common shared in the capital of Biovail as is necessary to complete the merger with Valeant Pharmaceuticals International ("Valeant"), being 1.7809 Biovail common shares for each share of Valeant common stock, and such other common shares in the capital of Biovail as contemplated by the merger agreement dated as of June 20, 2010 among Valeant, Biovail, Biovail Americas Corp. and Beach Merger Corp., a copy of which agreement is included as Annex A to the management proxy circular and joint proxy statement/prospectus.	For	Issuer	For	With
2	The resolution to amend the articles of continuance of Biovail to change the name of Biovail from "Biovail Corporation" to "Valeant Pharmaceuticals International, Inc.", the full text of which resolution is attached as Annex E to the management proxy circular and joint proxy statement/prospectus.	For	Issuer	For	With

C.R. BARD, INC.

Ticker Symbol:BCR	Cusip Number:067383109
Record Date: 2/28/2011	Meeting Date: 4/20/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of KPMG LLP as independent registered public accounting firm for the year 2011.	For	Issuer	For	With
3	Say-on-pay- an advisory vote on the approval of compensation of our named executive officers.	For	Issuer	For	With
4	Say-when-on-pay- an advisory vote on the approval of the frequency of shareholder votes on compensation of our named executive officers.	For	Issuer	For	With
5	To consider a shareholder proposal relating to sustainability reporting.	Against	Stockholder	Against	With
6	To consider a shareholder proposal for the annual election of directors.	Against	Stockholder	Against	With

CATALYST PHARMACEUTICAL

Ticker Symbol:CPRX	Cusip Number:14888U101
Record Date: 4/1/2011	Meeting Date: 5/20/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve an amendment to our 2006 stock incentive plan.	For	Issuer	For	With
3	To ratify the selection of Grant Thornton LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With
4	To transact such other business as may properly come before the meeting.	For	Issuer	For	With

EMBRAER

Ticker Symbol:ERJ	Cusip Number:29082A107
Record Date: 3/30/2011	Meeting Date: 4/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
E1	Resolve the proposal of Board to (I)increase number of members of Board from 11 to 13, & therefore, to amend bylaws; (II) increase from 7 to 9 the number of affirmative votes of Board necessary to remove officers from office, & therefore adjusting Article 33 of bylaws; (III) amend from 4 to 5 the maximum number of members of Board Committees, & therefore amending bylaws.	For	Issuer	For	With
O1	To take the management's report, examine, discuss and vote the financial statements of the fiscal year ended in December 31st, 2010.	For	Issuer	For	With
O2	TO resolve on the allocation of the net income of the fiscal year ended in December 31st, 2010 and the distribution of dividends.	For	Issuer	For	With
O3	To elect the member of the Board of Directors.	For	Issuer	For	With
O4	To elect the members of the Audit Committee.	For	Issuer	For	With
O5	The setting-up of the officers and members of the committees of the Board of Directors global annual compensation.	For	Issuer	For	With
O6	The setting-up of the Audit Committee global annual compensation.	For	Issuer	For	With

EXXON MOBIL

Ticker Symbol:XOM	Cusip Number:30231G102
Record Date: 4/6/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
10	Report on Natural Gas Production (page 65)	Against	Issuer	Against	With
11	Report on Energy Technology (page 67)	Against	Issuer	Against	With
12	Greenhouse Gas Emissions Goals (page 68)	Against	Issuer	Against	With
2	Ratification of Independent Auditors (page 55).	For	Issuer	For	With
3	Advisory Vote on Executive Compensation (page 56).	For	Issuer	For	With
4	Frequency of Advisory Vote on Executive Compensation (page 57).	For	Issuer	For	With
5	Independent Chairman (page 58)	Against	Issuer	Against	With
6	Report on Political Contributions (page 59)	Against	Issuer	Against	With
7	Amendment of EEO Policy (page 61)	Against	Issuer	Against	With
8	Policy on Water (page 62)	Against	Issuer	Against	With
9	Report on Canadian Oil Sands (page 64)	Against	Issuer	Against	With

GENERAL ELECTRIC COMPANY

Ticker Symbol:GE	Cusip Number:369604103
Record Date: 2/28/2011	Meeting Date: 4/27/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
A	Election of Directors	For	Issuer	For	With
B1	Ratification of KPMG	For	Issuer	For	With
B2	Advisory Resolution on Executive Compensation	For	Issuer	For	With
B3	Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation	For	Issuer	For	With
C1	Cumulative Voting	Against	Stockholder	Against	With
C2	Future Stock Options	Against	Stockholder	Against	With
C3	Withdraw Stock Options Granted to Executives	Against	Stockholder	Against	With
C4	Climate Change Risk Disclosure	Against	Stockholder	Against	With
C5	Transparency in Animal Research	Against	Stockholder	Against	With

INTEL

Ticker Symbol:INTC	Cusip Number:458140100
Record Date: 3/21/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of selection of Ernest & Young LLP as our independent registered public accounting firm for current year.	For	Issuer	For	With
3	Amendment and extension of the 2006 equity incentive plan.	For	Issuer	For	With
4	Amendment and extension of the 2006 stock purchase plan.	For	Issuer	For	With
5	Advisory vote on executive compensation.	For	Issuer	For	With
6	Advisory vote on the frequency of holding future advisory votes on executive compensation.	For	Issuer	For	With

INTERNATIONAL BUSINESS MACHINE CORP

Ticker Symbol:IBM	Cusip Number:459200101
Record Date: 2/25/2011	Meeting Date: 4/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Appointment of Independent Registered Public Accounting Firm (Page 71).	For	Issuer	For	With
3	Advisory Vote on Executive Compensation (Page 72).	For	Issuer	For	With
4	Advisory Vote regarding Frequency of Advisory Vote on Executive Compensation (Page 73).	For	Issuer	For	With
5	Stockholder Proposal on Cumulative Voting (Page 74).	Against	Stockholder	Against	With
6	Stockholder Proposal to Review Political Contributions Policy (Pages 74-75).	Against	Stockholder	Against	With
7	Stockholder Proposal on Lobbying (Pages 75-76).	Against	Stockholder	Against	With

MATTSON TECHNOLOGY, INC.

Ticker Symbol:MTSN	Cusip Number:577223100
Record Date: 3/28/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To vote on a non-binding, advisory resolution regarding executive compensation.	For	Issuer	For	With
3	To vote on a non-binding proposal regarding the frequency of the advisory vote regarding executive compensation.	For	Issuer	For	With
4	To ratify the appointment of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With

MEDCO HEALTH SOLUTIONS, INC.

Ticker Symbol:MHS	Cusip Number:58405U102
Record Date: 3/28/2011	Meeting Date: 5/24/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the appointment of PricewaterhouseCoopers LLP as the independent registered public accounting firm of the Company for the 2011 fiscal year.	For	Issuer	For	With
3	Approval of amendments to the Company's Certificate of Incorporation.	For	Issuer	For	With
4	Approval of the Company's Amended and Restated Stock Incentive Plan.	For	Issuer	For	With
5	Approval of an advisory vote on the compensation of the Company's named executive officers.	For	Issuer	For	With
6	Approval of an advisory vote on the frequency of a shareholder advisory vote on the compensation of the Company's named executive officers.	For	Issuer	For	With
7	Shareholder proposal regarding executive equity holding requirements.	Against	Stockholder	Against	With

NANOMETRICS

Ticker Symbol:NANO	Cusip Number:630077105
Record Date: 4/1/2011	Meeting Date: 5/26/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve a non-binding advisory resolution approving Nanometrics' executive compensation as disclosed in the accompanying proxy statement.	For	Issuer	For	With
3	To approve a non-binding advisory resolution with respect to the frequency of future advisory votes on Nanometrics' executive compensation.	For	Issuer	For	With
4	To approve Nanometrics' amended 2005 equity incentive plan to increase the number of shares reserved for issuance under the 2005 equity incentive plan by 2,000,000 shares.	For	Issuer	For	With
5	To ratify the appointment of PricewaterhouseCoopers LLP as Nanometrics' independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With

NII HOLDINGS, INC.

Ticker Symbol:NIHD	Cusip Number:62913F201
Record Date: 3/18/2011	Meeting Date: 5/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	A non-binding stockholder advisory vote on executive compensation.	For	Issuer	For	With
3	A non-binding stockholder advisory vote on frequency of holding an advisory vote on executive compensation.	For	Issuer	For	With
4	Ratification of PricewaterhouseCoopers LLP as our independent registered public accounting firm for fiscal year 2011.	For	Issuer	For	With

O2MICRO INTERNATIONAL LIMITED

Ticker Symbol:OIIM	Cusip Number:67107W100
Record Date: 5/13/2011	Meeting Date: 6/22/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	That the company's financial statements and the auditor's report for the fiscal year ended December 31, 2010 be approved and adopted.	For	Issuer	For	With
3	That the appointment of Deloitte & Touche as independent auditors of the company for the fiscal year ending December 31, 2011, be approved and ratified.	For	Issuer	For	With

PEPSICO

Ticker Symbol:PEP	Cusip Number:713448108
Record Date: 3/4/2011	Meeting Date: 5/4/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval, by non-binding vote, of executive compensation.	For	Issuer	For	With
3	Recommend, by non-binding vote, the frequency of executive compensation votes.	For	Issuer	For	With
4	Approval of independent Registered Public Accountants for fiscal year 2011.	For	Issuer	For	With
5	Approval of Amendment to Articles of Incorporation to implement majority voting for Directors in uncontested elections.	For	Issuer	For	With
6	Right to Call Special Shareholder Meetings.	For	Stockholder	Against	Against
7	Political Contributions Report (Proxy Statement p.65).	Against	Stockholder	Against	With

PHILIP MORRIS INTERNATIONAL INC.

Ticker Symbol:PM	Cusip Number:718712109
Record Date: 3/15/2011	Meeting Date: 5/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the Selection of Independent Auditors.	For	Issuer	For	With
3	Advisory Vote to Approve Executive Compensation.	For	Issuer	For	With
4	Advisory Vote on the Frequency of Future Advisory Votes on Executive Compensation.	For	Issuer	For	With
5	Food Insecurity and Tobacco Use	Against	Stockholder	Against	With
6	Independent Board Chair	Against	Stockholder	Against	With

QUALCOMM

Ticker Symbol:QCOM	Cusip Number:747525103
Record Date: 1/10/2011	Meeting Date: 3/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve the 2006 long-term incentive plan, as amended, which includes an increase in the share reserved by 65,000,000 shares.	For	Issuer	For	With
3	To approve an amendment to the 2001 employee stock purchase plan to increase the share reserved by 22,000,000 shares.	For	Issuer	For	With
4	To ratify the selection of PricewaterhouseCoopers LLP as our independent public accountants for our fiscal year ending September 25, 2011.	For	Issuer	For	With
5	To hold an advisory vote on executive compensation.	For	Issuer	For	With
6	To hold an advisory vote on the frequency of future advisory votes on executive compensation.	For	Issuer	For	With
7	To act on a stockholder proposal, if properly presented at the annual meeting.	Against	Stockholder	Against	With

RUDOLPH TECHNOLOGIES

Ticker Symbol:RTEC	Cusip Number:781270103
Record Date: 3/31/2011	Meeting Date: 5/25/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election for Directors	For	Issuer	For	With
2	To approve, on an advisory (non-binding) basis, the compensation of our named executive officers as disclosed in the proxy statement.	For	Issuer	For	With
3	To recommend, on an advisory (non-binding) basis, the frequency of the advisory vote on executive compensation.	For	Issuer	For	With
4	To ratify the appointment of Ernest & Young LLP as our independent registered public accountants.	For	Issuer	For	With

SANDRIDGE

Ticker Symbol:SD	Cusip Number:80007P307
Record Date: 4/6/2011	Meeting Date: 6/3/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the selection of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With
3	Approve an amendment to the Sandridge Energy, Inc. 2009 incentive plan to increase the number of shares of company common stock issuable under the plan.	For	Issuer	For	With
4	Approve, in a non-binding vote, the compensation provided to the company's named executive officers, as disclosed pursuant to Item 402 of Securities and Regulation S-K under the Securities and Exchange Act of 1934.	For	Issuer	For	With
5	Recommend, in a non-binding vote, whether a non-binding stockholder vote to approve the compensation of the company's named executive officers should occur every one, two or three years.	For	Issuer	For	With

SCIENTIFIC GAMES

Ticker Symbol:SGMS	Cusip Number:80874P109
Record Date: 4/15/2011	Meeting Date: 6/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of Deloitte & Touche LLP as independent auditor for the fiscal year ending December 31, 2011.	For	Issuer	For	With
3	To approve an offer to exchange on a value--for-value basis certain stock options held by the company's employees and directors for a lesser number of restricted stock units (and requisite amendments to the company's 2003 incentive compensation plan).	For	Issuer	For	With
4	To approve an amendment and restatement of the company's 2003 incentive compensation plan.	For	Issuer	For	With
5	To approve, on an advisory basis, the compensation of the company's named executive officers.	For	Issuer	For	With
6	To approve, on an advisory basis, the frequency of future advisory votes on the compensation of the company's named executive officers.	For	Issuer	For	With

SIGMA DESIGNS

Ticker Symbol:SIGM	Cusip Number:826565103
Record Date: 5/14/2010	Meeting Date: 7/9/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1)	Election of Directors	For	Issuer	For	With
2)	Approval of 2010 employee stock purchase plan.	For	Issuer	For	With
3)	Ratification of the appointment of Armanino Mckenna LLP as independent registered public accounting firm for fiscal year 2011.	For	Issuer	For	With

STEC, INC.

Ticker Symbol:STEC	Cusip Number:784774101
Record Date: 3/22/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To approve an amendment to increase the share reserve under our 2011 incentive award plan.	For	Issuer	For	With
3	To conduct an advisory vote on the compensation of our named executive officers.	For	Issuer	For	With
4	To conduct an advisory vote on the frequency of an advisory vote on the compensation of our named executive officers.	For	Issuer	For	With
5	To ratify the selection of PricewaterhouseCoopers LLP by the Board of Directors as our independent registered public accounting firm for the fiscal year ending December 31, 2011.	For	Issuer	For	With

STIFEL

Ticker Symbol:SF	Cusip Number:860630102
Record Date: 4/6/2011	Meeting Date: 6/1/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Proposal to approve an amendment and restatement to the Stifel Financial Corp. 2011 incentive stock plan	For	Issuer	For	With
3	Proposal for an advisory vote on executive compensation.	For	Issuer	For	With
4	Recommend, by advisory vote, the frequency of voting on executive compensation.	For	Issuer	For	With
5	Ratify the appointment of Ernest & Young LLP as our independent public accounting firm for 2011.	For	Issuer	For	With

SYSTEMAX

Ticker Symbol:SYX	Cusip Number:871851101
Record Date: 4/15/2011	Meeting Date: 6/10/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of directors	For	Issuer	For	With
2	The adoption, on an advisory basis, of a resolution approving the compensation of the named executive officers of Systemax Inc. as described in the "Executive Compensation" section of the 2011 proxy statement.	For	Issuer	For	With
3	The selection, on an advisory basis, of the frequency of the stockholder vote on the compensation of Systemax Inc.'s named executive officers.	For	Issuer	For	With
4	A proposal to ratify the appointment of Ernst & Young LLP as the company's independent registered public accounts for fiscal year 2011.	For	Issuer	For	With

TENNANT COMPANY

Ticker Symbol:TNC	Cusip Number:880345103
Record Date: 2/28/2011	Meeting Date: 4/28/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of KPMG LLP as the independent registered public accounting firm of the company for the year ending December 31, 2011.	For	Issuer	For	With
3	To approve the advisory resolution on executive compensation.	For	Issuer	For	With
4	To recommend, on an advisory basis, the frequency for future advisory votes on executive compensation.	For	Issuer	For	With

TERRA NOVA

Ticker Symbol:TTT	Cusip Number:88102D103
Record Date: 11/19/2010	Meeting Date: 12/23/2010
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The fixing of the number of directors of the company at four.	For	Issuer	For	With
2	The re-election of Dr. Shuming Zhao as a Class II Director of the company.	For	Issuer	For	With
3	The appointment of auditors for the fiscal year ended December 31, 2010 (as set forth in the notice of meeting and management information circular delivered to the company's shareholders in connection with the meeting) and the authorization of the directors to fix the remuneration of the auditors for the ensuing year.	For	Issuer	For	With

VALEANT PHARMACEUTICALS INTERNATIONAL, INC.

Ticker Symbol:VRX	Cusip Number:91911K102
Record Date: 4/4/2011	Meeting Date: 5/16/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	The approval of the compensation of our named executive officers as disclosed in the compensation discussion and analysis section, executive compensation tables and accompanying narrative discussions contained in the management proxy circular and proxy statement.	For	Issuer	For	With
3	The determination as to how frequently a non-binding advisory vote on executive compensation should be conducted.	For	Issuer	For	With
4	The approval of the amendment to the company's 2011 omnibus incentive plan.	For	Issuer	For	With
5	The approval of the amendment to the company's 2007 equity compensation plan.	For	Issuer	For	With
6	To appoint Pricewaterhousecoopers LLP as the auditors for the company to hold office until the close of the 2012 annual meeting of shareholders and to authorize the company's Board of Directors to fix the auditors' remuneration	For	Issuer	For	With

VEECO

Ticker Symbol:VECO	Cusip Number:922417100
Record Date: 3/25/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of the advisory vote on executive compensation.	For	Issuer	For	With
3	The frequency of holding an advisory vote on executive compensation.	For	Issuer	For	With
4	Approval of the Veeco Management bonus plan.	For	Issuer	For	With
5	Ratification of the appointment of Ernest & Young LLP as independent registered public accounting firm of the company for the fiscal year ending December 31, 2011.	For	Issuer	For	With

YUM! BRANDS, INC.

Ticker Symbol:YUM	Cusip Number:988498101
Record Date: 3/21/2011	Meeting Date: 5/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Independent Auditors (Page 21 of Proxy).	For	Issuer	For	With
3	To approve, by non-binding advisory vote, executive compensation (Page 23 of Proxy).	For	Issuer	For	With
4	To recommend, by non-binding advisory vote, the frequency of executive compensation votes (Page 24 of Proxy).	For	Issuer	For	With
5	Proposal approving amendment to Company's Restated Articles of Incorporation to permit Shareholders to call Special Meetings (Page 25 of Proxy).	For	Issuer	For	With

ZOLTEK

Ticker Symbol:ZOLT	Cusip Number:98975W104
Record Date: 12/2/2010	Meeting Date: 1/19/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Proposal to ratify the appointment of Ernest & Young LLP as independent registered public accounting firm for the fiscal year ending September 30, 2011.	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TANAKA Funds, Inc.

By Graham Tanaka

* Graham Tanaka

President

By Sam Morrow

* Sam Morrow

Chief Financial Officer

Date: August 31, 2011

*Print the name and title of each signing officer under his or her signature.